Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events

Note 12 — Subsequent Events

The Company’s management reviewed all material events that have occurred after the balance sheet date through the date which these financial statements were issued. Based upon this review, other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

Related Party Advances

In July 2021, SolarMax made non-interest bearing loans to the Sponsor in the aggregate principal amount of $12,500, to enable the Sponsor to provide the Company with funds to pay for the Company’s operating costs. Upon the completion of the Business Combination, these notes are to be satisfied by the delivery of the Sponsor shares having a value equal to the principal amount of the notes. Otherwise, the due date will be upon the earlier of the date on which the Merger Agreement is terminated or the date an Event of Default shall occur as defined in the notes.

In August 2021, SolarMax made non-interest bearing loans to the Sponsor in the aggregate principal amount of $86,469, to enable the Sponsor to provide the Company with funds to pay for the Company’s operating costs. Upon the completion of the Business Combination, these notes are to be satisfied by the delivery of the Sponsor shares having a value equal to the principal amount of the notes. Otherwise, the due date will be upon the earlier of the date on which the Merger Agreement is terminated or the date an Event of Default shall occur as defined in the notes.

Amendment to the Merger Agreement

On August 11, 2021, Alberton, Merger Sub and SolarMax entered into an amendment (the “Third Amendment”) to the Merger Agreement. Pursuant to the Third Amendment: (i) the number of Alberton ordinary shares to be issued to the SolarMax shareholders was changed to provide that the number of shares is determined by dividing $300,000,000 by $10.50 rather than by the Redemption Price; (ii) SolarMax, which had already made Extension Loans totaling $697,453.32, agreed to make up to three additional Extension Loans each in the amount of $76,704.66, for a total of a maximum of $927,567.30, as compared with a maximum of $360,000 in the initial Merger Agreement, and SolarMax agreed to the cancelation of all of the Extension Loans at the Closing. The Extension Loans are loans made by SolarMax to Alberton to provide Alberton with funds to make payments required to be made by Alberton to the trust which were required in connection with each extension of the last day on which Alberton must complete a business combination; (iii) the requirement that Alberton satisfies its obligation with respect to the deferred underwriting compensation of $4,020,797 due to Chardan Capital Markets, LLC, the underwriter of Alberton’s initial public offering, through the delivery of Sponsor Shares was eliminated, and the deferred underwriting compensation is to be paid in cash; (iv) the requirement that the notes outstanding at September 3, 2020 be settled through the delivery of Sponsor Shares was replaced by the agreement that such notes, as well as an additional loan from the Sponsor in the amount of $273,640, be settled by (a) the issuance by Alberton of ordinary shares valued at the Conversion Loan Valuation Price, which is ten (10) times the average trading price of the Alberton Rights during a period of twenty-five (25) trading days ending on the second trading day prior to mailing of the final Proxy Statement to Alberton’s shareholders in connection with the Special Meeting, in payment of 50% of the loans and, pursuant to an agreement with the noteholders, agreeing to register those shares and (b) cash payment of the other 50%.  The total principal amount of these notes is $3,102,440, of which notes in the principal amount of $1,353,640 are due to the Sponsor. Pursuant to agreements with the noteholders, Alberton agreed to register the ordinary shares issued to the noteholders. In the event that the registration statement covering the shares issued upon conversion of 50% of the principal amount of such notes (the “Conversion Shares”) has not been declared effective by the SEC within 15 business days after the Closing (other than as a result of the failure of noteholder to provide required information), the Conversion Shares shall be automatically forfeited with no action to be taken by the Alberton or the noteholder and Alberton shall, within ten business days of such forfeiture, pay the 50% of the note with respect to which the shares were issued; (v) 800,000 Sponsor Shares will be canceled; (vi) all outstanding private warrants, each exercisable for one-half of one Alberton ordinary shares (or Purchaser Common Stock following Redomestication), including all rights to receive additional private warrants which may be issued upon conversion of any notes or other advances made to Alberton, shall be cancelled, and Alberton shall issue to the holder of the private warrants (including any right to receive additional private warrants) a total of 44,467 Alberton ordinary shares; (vii) pursuant to loan agreements with the Sponsor, SolarMax had made loans to the Sponsor for payment of obligations of Alberton of $528,602.62 and agreed to make additional advances of up to $1,031.43.  These loans will be satisfied by a portion of the 800,000 shares being delivered for cancellation.  The loans from the Sponsor to Alberton are being treated as contributions to capital and not as a loan; (viii) the provision of the Merger Agreement that provide that, to the extent that Extension Loans made by SolarMax exceed the amount which SolarMax initially agreed to advance to Alberton ($360,000) was amended and the Sponsor’s obligation to deliver Sponsor Shares with respect to such excess advances, shall be satisfied by the delivery of a portion of the 800,000 ordinary shares being delivered for cancellation; (ix) the Sponsor agreed to provide up to $100,000 to provide Alberton with funds to pay its obligations. Such funds will be treated as a contribution to capital and not as a loan; (x) Alberton agrees that a $50,000 obligation which the Sponsor had agreed to pay to Alberton’s former chairman and chief executive officer, will be paid by Alberton, and (xi) at the Closing, Alberton shall issue, under the Incentive Plan, to each of William Walter Young, Qing S. Huang and Peng Gao 30,000 shares of Common Stock as the compensation shares for their service as independent directors of Alberton until the Closing and to Citiking International Limited, a company organized under the laws of Hong Kong (“Citiking”), 200,000 shares pursuant to certain IR Agreement (defined below) between the Purchaser and Citiking, among which 50,000 shares shall vest immediately, 50,000 shares shall vest upon the first anniversary of the Closing, 50,000 shares shall vest on the second anniversary of the Closing and remaining 50,000 shares shall vest on the third anniversary of the Closing.

In conjunction with the Third Amendment, Alberton has entered into the following agreements with various parties:

Note Conversion Agreements

On August 11, 2021, Alberton entered into certain note conversion agreements (the “Note Conversion Agreements”) with each of Hong Ye Hong Kong Shareholding Co., Limited (“Hong Ye”), Global Nature Investment Holdings Limited (“Global Nature”) and Qingdao Zhongxin Huirong Distressed Asset Disposal Co., Ltd. (“AMC Sino” and collectively with Hong Ye and Global Nature, the “Noteholders”). Pursuant to the terms of the Note Conversion Agreements, Alberton shall convert 50% of the balance (in the aggregated amount of $1,551,220) of respective note(s) (in the aggregated amount of $3,102,440) with each of the Noteholder into Ordinary Shares (the “Conversion Shares”), immediately prior to, but subject to the completion of the closing of the merger pursuant to the Merger Agreement, at a conversion price equal to ten (10) times the average trading price of the rights of Alberton, during a period of twenty-five (25) trading days ending on the second trading day prior to mailing of the final proxy statement/prospectus on Form S-4 (file number 333-251825) to Alberton’s shareholders in connection with the special meeting.

Pursuant to the terms of the Note Conversion Agreements, Alberton shall register the Conversion Shares on a registration statement on Form S-1, which will be filed as soon as possible following the filing of an amendment to its proxy statement including SolarMax’s consolidated financial statements for the six months ended June 30, 2021.

Share Forfeiture Agreement

On August 11, 2021, Alberton entered into a certain share forfeiture agreement (the “Forfeiture Agreement”) with SolarMax and certain initial shareholders of Alberton including Hong Ye, Bin (Ben) Wang and Keqing (Kevin) Liu (collectively, the “Initial Shareholders”), pursuant to which the Initial Shareholders have agreed to forfeit an aggregate of 800,000 Ordinary Shares upon the closing of the merger pursuant to the terms of the Forfeiture Agreement and Alberton shall pay Bin (Ben) Wang $50,000 immediately prior to the closing of the merger.

Backstop and Private Placement

On August 11, 2021, Alberton entered into certain backstop agreements (collectively, the “Backstop Agreements”) with four backstop investors (collectively, the “Backstop Investors”), pursuant to which the Backstop Investors shall commit to purchase an aggregate of no less than $18 million of Ordinary Shares in open market or private transactions from time to time, or from holders of public shares of Alberton who have exercised their redemption rights pursuant to Alberton’s organization documents, pursuant to the terms of the Backstop Agreements.

On August 11, 2021, Alberton also entered into certain stock purchase agreement (the “PIPE SPA”) with JSDC Investment LLC (the “PIPE Investor”) who is a minority existing shareholder of SolarMax, pursuant to which the PIPE Investor shall purchase Ordinary Shares of Alberton at the amount equal to (i) $6 million divided by (ii) a price per share equal to the price at which each share of Alberton is redeemed pursuant to the redemption by Alberton public shareholders in connection with the merger.

Investor Relations Consulting Agreement

On August 11, 2021, Alberton entered into a certain letter agreement (the “IR Agreement”) with Citiking, pursuant to which Citiking shall render investor relations services to Alberton and to generally act as its investor relations consultant for the Asian market pursuant to the terms of the IR Agreement. Under the terms of the IR Agreement, Alberton has agreed to issue an aggregate of 200,000 Ordinary Shares or Common Stock to Citiking as consideration for its services, subject to certain vesting provisions described in the IR Agreement.

Note 13 — Subsequent Events

The Company’s management reviewed all material events that have occurred after the balance sheet date through the date which these financial statements were issued. Based upon this review, other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

Extension warrants

On January 19, 2021, the board of the Company approved the issuance of 1,414,480 extension warrants to those public shareholders who were shareholders on April 21, 2020 and did not exercise their right of redemption in connection with the April 2020 extension, and the Company instructed such issuance. The extension warrants are identical to the warrants included in the units sold in the Company’s Initial Public Offering, for which one extension warrant has the right to purchase one-half of one ordinary share at an exercise price of $11.50.

Related Party Advances

In February 2021, SolarMax made non-interest bearing loans to the Sponsor in the aggregate principal amount of $155,232, to enable the Sponsor to provide the Company with funds to pay for the Company’s operating costs. Upon the completion of the Business Combination, these notes are to be satisfied by the delivery of the Sponsor shares having a value equal to the principal amount of the notes. Otherwise, the due date will be upon the earlier of the date on which the Merger Agreement is terminated or the date an Event of Default shall occur, as defined in the notes.

In March 2021, SolarMax made non-interest bearing loans to the Sponsor in the aggregate principal amount of $76,826, to enable the Sponsor to provide the Company with funds to pay for the Company’s operating costs. Upon the completion of the Business Combination, these notes are to be satisfied by the delivery of the Sponsor shares having a value equal to the principal amount of the notes. Otherwise, the due date will be upon the earlier of the date on which the Merger Agreement is terminated or the date an Event of Default shall occur, as defined in the notes.

Promissory Notes

From January to March 2021, the Company issued additional unsecured promissory notes in the aggregate principal amount of $212,022 to SolarMax (the “SolarMax Notes 2”) to finance the extension of the Business Combination to April 26, 2021. The SolarMax Notes 2 are non-interest bearing and payable on the earlier of (i) the consummation of a Business Combination, (ii) the Second Extended Date, or (iii) the date on which either (x) the letter of intent dated September 3, 2020 (the “LOI”) or (y) the Acquisition Agreement, as defined in the LOI, are terminated for any reason.

SolarMax Notes 2 are non-interest bearing, unsecured and payable upon the first to occur of (i) the Closing Date, as defined in the Merger Agreement, or (ii) the date on which, pursuant to the organization documents of Alberton, Alberton must complete a Business Combination, which date is presently April 26, 2021, or (iii) the date on which the Merger Agreement is terminated or (iv) the date an Event of Default shall occur.